UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

AB All Market Alternative Return Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 42.0%
Information Technology - 7.0%
Communications Equipment - 0.2%
Cisco Systems, Inc.	10,118	$420,302

Electronic Equipment, Instruments & Components - 0.9%
Avnet, Inc.	13,830	587,775
Corning, Inc.	17,680	551,969
Hi-P International Ltd.	159,500	240,749
Hitachi Ltd.	76,000	606,464

		1,986,957

Internet Software & Services - 1.5%
Alphabet, Inc.-Class A (a)	313	370,035
Alphabet, Inc.-Class C (a)	606	708,983
eBay, Inc. (a)	15,820	641,975
Facebook, Inc.-Class A (a)	4,430	827,923
Mixi, Inc.	11,300	498,964
Twitter, Inc. (a)	8,970	231,516

		3,279,396

IT Services - 0.8%
DXC Technology Co.	2,544	253,255
Mastercard, Inc.-Class A	5,250	887,250
Visa, Inc.-Class A	770	95,657
Western Union Co. (The)-Class W	26,040	541,372

		1,777,534

Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	10,917	525,544
KLA-Tencor Corp.	5,190	569,862
Lam Research Corp.	2,670	511,359
STMicroelectronics NV	21,910	523,208

		2,129,973

Software - 1.3%
Adobe Systems, Inc. (a)	3,201	639,432
CA, Inc.	3,530	126,551
Electronic Arts, Inc. (a)	4,790	608,138
IGG, Inc.	124,000	137,541
Intuit, Inc.	1,090	183,011
Microsoft Corp.	11,492	1,091,855
Oracle Corp.	1,707	88,064

		2,874,592

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	9,010	1,508,544
NEC Corp.	19,400	586,559
Xerox Corp.	17,820	608,197

		2,703,300

		15,172,054

Financials - 6.8%
Banks - 3.2%
Bank Leumi Le-Israel BM	91,000	558,572

Company	Shares	U.S. $ Value
Bank of America Corp.	12,690	$406,080
CIT Group, Inc.	2,220	112,532
Citigroup, Inc.	12,540	984,139
Commerzbank AG (a)	35,870	591,891
HSBC Holdings PLC	66,395	708,345
JPMorgan Chase & Co.	12,417	1,436,274
Nordea Bank AB	17,350	214,187
PNC Financial Services Group, Inc. (The)	4,418	698,132
Raiffeisen Bank International AG (a)	10,320	443,632
Royal Bank of Scotland Group PLC (a)	143,250	585,952
Wells Fargo & Co.	4,370	287,459

		7,027,195

Capital Markets - 0.8%
Ameriprise Financial, Inc.	3,488	588,426
Daiwa Securities Group, Inc.	65,000	467,905
Get Nice Financial Group Ltd.	834,610	217,650
Kingston Financial Group Ltd.	362,000	280,901
S&P Global, Inc.	1,570	284,327

		1,839,209

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc.-Class B (a)	1,030	220,811
Industrivarden AB-Class C	19,970	532,009
Investor AB-Class B	11,030	539,382
Kinnevik AB	15,550	567,246
Leucadia National Corp.	20,480	554,394

		2,413,842

Insurance - 1.7%
Aflac, Inc.	6,705	591,381
Ageas	10,730	567,332
Athene Holding Ltd.-Class A (a)	9,950	499,092
Japan Post Holdings Co., Ltd.	46,100	551,090
Lincoln National Corp.	2,480	205,344
Prudential Financial, Inc.	5,205	618,458
Unum Group	10,470	556,899

		3,589,596

		14,869,842

Health Care - 6.0%
Biotechnology - 1.8%
AbbVie, Inc.	6,970	782,173
Amgen, Inc.	4,399	818,434
Biogen, Inc. (a)	1,380	479,978
Celgene Corp. (a)	5,263	532,405
CSL Ltd.	4,510	530,283
Gilead Sciences, Inc.	4,009	335,954
United Therapeutics Corp. (a)	3,960	510,840

		3,990,067

Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	1,136	81,826
Cochlear Ltd.	3,724	519,762
Fisher & Paykel Healthcare Corp., Ltd.	52,930	519,014

Company	Shares	U.S. $ Value
Hoya Corp.	5,100	$261,951
Straumann Holding AG	720	549,564

		1,932,117

Health Care Providers & Services - 1.5%
Centene Corp. (a)	5,510	590,892
Humana, Inc.	2,330	656,664
McKesson Corp.	3,630	613,035
Molina Healthcare, Inc. (a)	2,220	202,819
UnitedHealth Group, Inc.	3,935	931,729
WellCare Health Plans, Inc. (a)	1,106	232,680

		3,227,819

Pharmaceuticals - 1.8%
AstraZeneca PLC	4,650	322,771
Johnson & Johnson	3,485	481,592
Merck & Co., Inc.	14,045	832,166
Novartis AG (REG)	1,027	92,694
Novo Nordisk A/S-Class B	14,190	787,522
Pfizer, Inc.	8,820	326,693
Roche Holding AG	200	49,415
Sumitomo Dainippon Pharma Co., Ltd.	32,900	485,678
Valeant Pharmaceuticals International, Inc. (a)	22,460	415,967

		3,794,498

		12,944,501

Consumer Discretionary - 5.8%
Auto Components - 0.3%
Faurecia	4,170	374,175
Martinrea International, Inc.	21,200	248,022

		622,197

Automobiles - 1.0%
Fiat Chrysler Automobiles NV (a)	30,200	729,893
Ford Motor Co.	35,130	385,376
General Motors Co.	5,470	231,983
Mazda Motor Corp.	37,000	521,171
Peugeot SA	11,980	269,086

		2,137,509

Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	4,000	150,721

Hotels, Restaurants & Leisure - 1.5%
Flight Centre Travel Group Ltd.	15,150	622,468
InterContinental Hotels Group PLC	8,638	577,968
McDonald’s Corp.	4,620	790,667
Wynn Macau Ltd.	165,200	583,636
Yum! Brands, Inc.	6,840	578,596

		3,153,335

Household Durables - 0.5%
Electrolux AB-Class B	16,410	579,741
JVC Kenwood Corp.	25,600	99,211

Company	Shares	U.S. $ Value
Sony Corp.	10,300	$493,999

		1,172,951

Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc. (a)	541	784,932
Liberty Interactive Corp. QVC Group-Class A (a)	7,380	207,304

		992,236

Leisure Products - 0.5%
Sankyo Co., Ltd.	16,400	532,845
Sega Sammy Holdings, Inc.	38,900	544,482

		1,077,327

Media - 0.8%
Comcast Corp.-Class A	2,840	120,785
JCDecaux SA	4,820	208,525
News Corp.-Class A	32,909	563,073
Nine Entertainment Co. Holdings Ltd.	149,330	202,067
Omnicom Group, Inc.	3,660	280,539
Quebecor, Inc.-Class B	14,750	287,805
Time Warner, Inc.	1,400	133,490
Walt Disney Co. (The)	440	47,815

		1,844,099

Specialty Retail - 0.3%
Best Buy Co., Inc.	8,318	607,713
Home Depot, Inc. (The)	514	103,263

		710,976

Textiles, Apparel & Luxury Goods - 0.3%
HUGO BOSS AG	1,217	111,773
Michael Kors Holdings Ltd. (a)	1,900	125,400
Ralph Lauren Corp.	4,050	462,956

		700,129

		12,561,480

Industrials - 5.3%
Aerospace & Defense - 0.8%
Boeing Co. (The)	2,861	1,013,853
Safran SA	5,601	632,807

		1,646,660

Airlines - 0.6%
Air Canada (a)	12,560	244,154
Air New Zealand Ltd.	78,680	178,588
Chorus Aviation, Inc.	37,130	287,984
Deutsche Lufthansa AG (REG)	14,460	516,552

		1,227,278

Commercial Services & Supplies - 0.3%
Prosegur Cash SA (b)	58,790	202,914
Toppan Printing Co., Ltd.	47,000	443,047

		645,961

Company	Shares	U.S. $ Value
Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	12,660	$506,558
Aecon Group, Inc.	8,840	143,093
Maire Tecnimont SpA	11,350	59,149
Sumitomo Mitsui Construction Co., Ltd.	19,600	111,852

		820,652

Electrical Equipment - 0.1%
OSRAM Licht AG	3,530	308,515

Industrial Conglomerates - 0.6%
3M Co.	2,011	503,755
Honeywell International, Inc.	3,685	588,384
Shun Tak Holdings Ltd.	424,000	182,423

		1,274,562

Machinery - 1.1%
AGCO Corp.	4,600	334,052
Caterpillar, Inc.	4,900	797,622
Illinois Tool Works, Inc.	3,698	642,232
Yangzijiang Shipbuilding Holdings Ltd.	465,500	566,150

		2,340,056

Marine - 0.1%
Mitsui OSK Lines Ltd.	6,300	226,952

Professional Services - 0.5%
Capita PLC	11,140	28,834
ManpowerGroup, Inc.	4,020	528,188
Robert Half International, Inc.	9,400	544,072

		1,101,094

Road & Rail - 0.6%
Central Japan Railway Co.	3,200	607,874
DSV A/S	6,800	559,094
Union Pacific Corp.	1,316	175,686

		1,342,654

Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	12,200	474,458

		11,408,842

Energy - 3.5%
Energy Equipment & Services - 0.3%
Kvaerner ASA (a)	81,500	173,661
TechnipFMC PLC	18,790	609,923

		783,584

Oil, Gas & Consumable Fuels - 3.2%
Andeavor	1,240	134,118
Caltex Australia Ltd.	19,130	535,448
Chevron Corp.	1,285	161,075
Enerplus Corp.	10,530	119,597
Exxon Mobil Corp.	5,290	461,817
HollyFrontier Corp.	11,050	529,958
Husky Energy, Inc. (a)	38,470	563,914
Marathon Petroleum Corp.	8,950	619,967

Company	Shares	U.S. $ Value
Neste Oyj	5,240	$362,656
New Hope Corp. Ltd.	149,610	303,800
Parkland Fuel Corp.	10,980	257,539
Phillips 66	6,050	619,520
Royal Dutch Shell PLC-Class A	25,280	886,283
Suncor Energy, Inc. (Toronto)	12,360	447,774
Valero Energy Corp.	7,118	683,114
Whitehaven Coal Ltd.	59,730	236,963

		6,923,543

		7,707,127

Consumer Staples - 3.0%
Beverages - 0.0%
Coca-Cola Co. (The)	2,050	97,560

Food & Staples Retailing - 0.6%
J Sainsbury PLC	163,378	587,842
Kroger Co. (The)	17,720	537,979
Wal-Mart Stores, Inc.	1,332	141,991

		1,267,812

Food Products - 1.2%
a2 Milk Co., Ltd./Australia (a)	42,170	282,660
a2 Milk Co., Ltd./New Zealand (a)	41,870	283,876
Archer-Daniels-Midland Co.	13,870	595,717
Barry Callebaut AG (REG) (a)	40	81,865
Bunge Ltd.	4,710	374,115
Conagra Brands, Inc.	13,960	530,480
Nestle SA (REG)	3,200	276,422
Tyson Foods, Inc.-Class A	2,324	176,880

		2,602,015

Household Products - 0.4%
Procter & Gamble Co. (The)	10,986	948,531

Personal Products - 0.4%
Best World International Ltd.	257,900	265,242
Estee Lauder Cos., Inc. (The)-Class A	4,340	585,726

		850,968

Tobacco - 0.4%
Altria Group, Inc.	10,930	768,816

		6,535,702

Materials - 2.4%
Chemicals - 0.8%
BASF SE	1,020	119,623
Chemours Co. (The)	9,050	467,161
Covestro AG (b)	5,446	627,108
LyondellBasell Industries NV-Class A	5,410	648,335

		1,862,227

Construction Materials - 0.1%
Forterra PLC (b)	47,160	190,501

Metals & Mining - 1.4%
Anglo American PLC	130	3,151

Company	Shares	U.S. $ Value
BlueScope Steel Ltd.	7,343	$85,274
IAMGOLD Corp. (a)	48,380	284,773
KAZ Minerals PLC (a)	24,600	286,270
Kinross Gold Corp. (a)	116,660	506,475
Kirkland Lake Gold Ltd.	18,890	284,732
Lundin Mining Corp.	87,210	630,323
Newmont Mining Corp.	3,650	147,862
Norsk Hydro ASA	47,560	346,301
Premier Gold Mines Ltd. (a)	59,440	167,689
Taseko Mines Ltd. (a)	127,120	225,302

		2,968,152

Paper & Forest Products - 0.1%
Ence Energia y Celulosa SA	27,940	179,515

		5,200,395

Utilities - 1.0%
Electric Utilities - 0.5%
Power Assets Holdings Ltd.	56,500	502,111
Tokyo Electric Power Co. Holdings, Inc. (a)	130,900	531,538

		1,033,649

Independent Power and Renewable Electricity Producers - 0.3%
Vistra Energy Corp. (a)	28,830	562,185

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	17,897	504,338

		2,100,172

Real Estate - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Equinix, Inc.	1,170	532,572
HCP, Inc.	6,360	153,149
Iron Mountain, Inc.	8,780	307,564
Weyerhaeuser Co.	7,610	285,679

		1,278,964

Real Estate Management & Development - 0.2%
China Overseas Grand Oceans Group Ltd.	521,000	326,110
Yanlord Land Group Ltd.	137,100	193,350

		519,460

		1,798,424

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	4,244	158,938
Telenor ASA	25,460	595,246
Verizon Communications, Inc.	2,101	113,601

		867,785

Total Common Stocks (cost $81,259,950)		91,166,324

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 41.7%
Governments-Treasuries - 21.6%
Japan - 21.6%
Japan Treasury Discount Bill Series 727 Zero Coupon, 3/26/18 (cost $45,632,248)	JPY	5,121,000	$46,921,810

	Shares
Investment Companies - 13.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.17% (c)(d)(e) (cost $28,240,046)		28,240,046	28,240,046

	Principal Amount (000)
U.S. Treasury Bills - 7.1%
U.S. Treasury Bill
Zero Coupon, 2/15/18-3/29/18 (f)	U.S.$	14,400	14,383,082
Zero Coupon, 4/26/18		1,000	996,675

Total U.S. Treasury Bills (cost $15,379,757)			15,379,757

Total Short-Term Investments (cost $89,252,051)			90,541,613

Total Investments - 83.7% (cost $170,512,001) (g)			181,707,937
Other assets less liabilities - 16.3%			35,303,648

Net Assets - 100.0%			$217,011,585

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond (OSE) Futures	5	March 2018	JPY	500,000		$6,911,727	$6,884,675	$(27,052)
Euro-Bund Futures	281	March 2018	EUR	28,100		56,827,763	55,408,402	(1,419,361)
FTSE 100 Index Futures	34	March 2018	GBP	– 0	–**	3,593,339	3,604,685	11,346
MSCI Singapore IX ETS Futures	138	February 2018	SGD	14		4,297,088	4,240,044	(57,044)
OMXS 30 Index Futures	696	February 2018	SEK	70		14,333,086	14,043,833	(289,253)
TOPIX Index Futures	78	March 2018	JPY	780		12,678,997	13,142,896	463,899
Sold Contracts
10 Yr Australian Bond Futures	55	March 2018	AUD	5,500		5,772,716	5,654,748	117,968
10 Yr Canadian Bond Futures	266	March 2018	CAD	26,600		28,871,591	28,596,081	275,510
Hang Seng Index Futures	19	February 2018	HKD	1		3,984,410	3,988,648	(4,238)
Long Gilt Futures	273	March 2018	GBP	27,300		48,070,628	47,343,774	726,854

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Futures	324	March 2018	USD	16	$32,394,473	$34,757,100	$(2,362,627)
S&P 500 E-Mini Futures	443	March 2018	USD	22	58,273,877	62,591,470	(4,317,593)
S&P/TSX 60 Index Futures	132	March 2018	CAD	26	20,317,961	20,240,000	77,961
SPI 200 Futures	65	March 2018	AUD	2	7,885,209	7,831,669	53,540
U.S. T-Note 10 Yr (CBT) Futures	11	March 2018	USD	1,100	1,358,141	1,337,359	20,782

							$(6,729,308)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	9,065	USD	2,866	2/02/18	$21,232
Bank of America, NA	BRL	35,886	USD	10,795	2/02/18	(468,929)
Bank of America, NA	USD	2,788	BRL	9,065	2/02/18	56,886
Bank of America, NA	USD	11,348	BRL	35,886	2/02/18	(84,058)
Bank of America, NA	CLP	3,761,597	USD	5,766	2/07/18	(473,294)
Bank of America, NA	CNY	34,445	USD	5,179	2/07/18	(290,406)
Bank of America, NA	PEN	95,598	USD	29,506	2/07/18	(213,866)
Bank of America, NA	USD	30,285	CNY	202,579	2/07/18	1,885,162
Bank of America, NA	USD	5,224	INR	333,760	3/12/18	(5,360)
Bank of America, NA	AUD	25,902	USD	19,681	3/14/18	(1,188,289)
Bank of America, NA	CZK	65,055	USD	3,003	3/14/18	(199,587)
Bank of America, NA	GBP	728	USD	957	3/14/18	(78,182)
Bank of America, NA	PLN	9,630	USD	2,768	3/14/18	(111,498)
Bank of America, NA	USD	5,373	CAD	6,668	3/14/18	50,656
Bank of America, NA	USD	6,469	EUR	5,427	3/14/18	286,572
Bank of America, NA	USD	10,625	GBP	7,915	3/14/18	631,108
Bank of America, NA	USD	1,980	GBP	1,390	3/14/18	(3,289)
Bank of America, NA	USD	21,941	MXN	427,760	3/14/18	891,704
Bank of America, NA	USD	532	NOK	4,123	3/14/18	3,564
Bank of America, NA	JPY	5,121,764	USD	45,747	4/06/18	(1,343,033)
Bank of America, NA	USD	10,048	KRW	10,662,696	4/26/18	(61,760)
Barclays Bank PLC	USD	555	CNY	3,601	2/07/18	16,994
Barclays Bank PLC	TWD	304,906	USD	10,366	3/08/18	(121,221)
Barclays Bank PLC	USD	13,103	TWD	390,917	3/08/18	342,501
Barclays Bank PLC	CAD	6,589	USD	5,132	3/14/18	(227,731)
Barclays Bank PLC	EUR	610	USD	713	3/14/18	(46,611)
Barclays Bank PLC	USD	535	NOK	4,332	3/14/18	27,668
Barclays Bank PLC	USD	5,784	TRY	22,891	3/14/18	236,305
Barclays Bank PLC	USD	20,840	RUB	1,192,329	4/17/18	174,674
BNP Paribas SA	USD	6,526	COP	19,621,274	2/07/18	386,255
BNP Paribas SA	CAD	7,910	USD	6,251	3/14/18	(183,453)
BNP Paribas SA	HUF	3,421,281	USD	12,870	3/14/18	(849,716)
BNP Paribas SA	JPY	62,347	USD	552	3/14/18	(20,092)
BNP Paribas SA	PLN	8,376	USD	2,341	3/14/18	(163,554)
BNP Paribas SA	USD	4,077	NOK	33,821	3/14/18	315,621
Credit Suisse International	CLP	7,106,555	USD	10,940	2/07/18	(847,320)
Credit Suisse International	COP	57,439,863	USD	19,009	2/07/18	(1,225,438)
Credit Suisse International	USD	6,315	CNY	41,101	2/07/18	212,457
Credit Suisse International	USD	1,661	COP	4,842,112	2/07/18	44,621
Credit Suisse International	USD	25,571	INR	1,663,549	3/12/18	440,350
Credit Suisse International	AUD	13,227	USD	10,699	3/14/18	42,338
Credit Suisse International	CHF	20,001	USD	20,507	3/14/18	(1,047,815)
Credit Suisse International	EUR	8,061	USD	9,656	3/14/18	(378,468)
Credit Suisse International	GBP	20,194	USD	27,386	3/14/18	(1,330,917)
Credit Suisse International	HUF	3,718,373	USD	14,441	3/14/18	(469,485)
Credit Suisse International	NOK	68,668	USD	8,509	3/14/18	(409,482)
Credit Suisse International	NZD	10,432	USD	7,138	3/14/18	(546,063)
Credit Suisse International	SEK	306,765	USD	36,812	3/14/18	(2,223,654)
Credit Suisse International	USD	21,403	AUD	27,309	3/14/18	599,515
Credit Suisse International	USD	16,800	CHF	15,652	3/14/18	68,316
Credit Suisse International	USD	2,060	CZK	43,777	3/14/18	95,222
Credit Suisse International	USD	14,684	EUR	12,381	3/14/18	728,641
Credit Suisse International	USD	16,970	GBP	12,051	3/14/18	166,621

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	43,759	JPY	4,930,749	3/14/18	$1,508,616
Credit Suisse International	USD	13,045	NOK	100,469	3/14/18	4,246
Credit Suisse International	USD	14,397	NZD	19,969	3/14/18	313,064
Credit Suisse International	USD	850	SEK	7,117	3/14/18	55,795
Credit Suisse International	USD	6,068	TRY	23,191	3/14/18	31,043
Credit Suisse International	USD	6,422	ZAR	80,474	3/14/18	330,836
Credit Suisse International	USD	8,680	PHP	433,782	3/15/18	(249,160)
Deutsche Bank AG	PEN	27,988	USD	8,693	2/07/18	(7,625)
Deutsche Bank AG	USD	4,690	CLP	2,843,860	2/07/18	27,354
Deutsche Bank AG	USD	1,782	PEN	5,779	2/07/18	14,307
Deutsche Bank AG	USD	8,300	INR	543,624	3/12/18	200,415
Deutsche Bank AG	JPY	3,074,492	USD	28,318	3/14/18	92,235
Deutsche Bank AG	USD	677	CAD	869	3/14/18	29,720
Deutsche Bank AG	USD	665	EUR	551	3/14/18	20,389
Deutsche Bank AG	USD	6,698	SEK	54,579	3/14/18	247,613
Deutsche Bank AG	IDR	404,643,163	USD	30,225	4/23/18	70,839
Goldman Sachs Bank USA	EUR	6,008	USD	7,446	3/14/18	(33,176)
Goldman Sachs Bank USA	MXN	19,691	USD	1,010	3/14/18	(40,560)
Goldman Sachs Bank USA	USD	1,971	AUD	2,443	3/14/18	(2,406)
Goldman Sachs Bank USA	USD	783	CAD	966	3/14/18	2,396
Goldman Sachs Bank USA	USD	13,803	SEK	108,653	3/14/18	23,110
Goldman Sachs Bank USA	USD	2,437	THB	78,135	3/14/18	60,304
Goldman Sachs Bank USA	USD	14,988	PHP	766,590	3/15/18	(89,326)
Goldman Sachs Bank USA	MYR	19,551	USD	4,898	4/06/18	(96,905)
Morgan Stanley & Co., Inc.	HKD	16,556	USD	2,124	3/14/18	5,841
Standard Chartered Bank	BRL	26,822	USD	8,481	2/02/18	62,826
Standard Chartered Bank	USD	8,457	BRL	26,822	2/02/18	(38,490)
Standard Chartered Bank	BRL	26,822	USD	8,433	3/02/18	40,243
Standard Chartered Bank	TWD	924,117	USD	30,905	3/08/18	(879,066)
Standard Chartered Bank	NZD	30,874	USD	21,567	3/14/18	(1,175,532)
State Street Bank & Trust Co.	USD	353	CNY	2,249	2/07/18	4,141
State Street Bank & Trust Co.	EUR	22,149	USD	27,155	2/22/18	(378,396)
State Street Bank & Trust Co.	AUD	2,969	USD	2,274	3/14/18	(117,961)
State Street Bank & Trust Co.	CAD	1,769	USD	1,407	3/14/18	(31,506)
State Street Bank & Trust Co.	CHF	635	USD	665	3/14/18	(18,898)
State Street Bank & Trust Co.	EUR	1,339	USD	1,606	3/14/18	(60,493)
State Street Bank & Trust Co.	GBP	305	USD	413	3/14/18	(21,176)
State Street Bank & Trust Co.	HKD	1,955	USD	251	3/14/18	1,003
State Street Bank & Trust Co.	JPY	840,352	USD	7,554	3/14/18	(161,128)
State Street Bank & Trust Co.	NOK	7,337	USD	899	3/14/18	(53,931)
State Street Bank & Trust Co.	NZD	581	USD	405	3/14/18	(22,739)
State Street Bank & Trust Co.	SEK	9,186	USD	1,104	3/14/18	(64,434)
State Street Bank & Trust Co.	SGD	23	USD	17	3/14/18	(504)
State Street Bank & Trust Co.	THB	20,206	USD	620	3/14/18	(25,841)
State Street Bank & Trust Co.	USD	467	AUD	592	3/14/18	9,767
State Street Bank & Trust Co.	USD	1,108	CAD	1,420	3/14/18	47,018
State Street Bank & Trust Co.	USD	640	CHF	633	3/14/18	41,890
State Street Bank & Trust Co.	USD	729	EUR	587	3/14/18	1,451
State Street Bank & Trust Co.	USD	369	EUR	296	3/14/18	(96)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	875	GBP	655	3/14/18	$56,854
State Street Bank & Trust Co.	USD	469	GBP	329	3/14/18	(789)
State Street Bank & Trust Co.	USD	634	JPY	70,071	3/14/18	9,545
State Street Bank & Trust Co.	USD	599	JPY	65,197	3/14/18	(25)
State Street Bank & Trust Co.	USD	737	NOK	6,057	3/14/18	49,792
State Street Bank & Trust Co.	USD	608	NZD	872	3/14/18	34,336
State Street Bank & Trust Co.	USD	956	SEK	7,703	3/14/18	23,921
State Street Bank & Trust Co.	USD	239	SEK	1,874	3/14/18	(314)
State Street Bank & Trust Co.	ZAR	6,438	USD	469	3/14/18	(71,492)
State Street Bank & Trust Co.	CHF	243	USD	263	6/19/18	(563)
State Street Bank & Trust Co.	USD	915	NOK	7,018	6/19/18	(515)
State Street Bank & Trust Co.	USD	373	SEK	2,904	6/19/18	(438)

						$(7,110,163)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
NOK	266,340	11/03/27	6 Month NIBOR	1.910%	Semi-Annual/Annual	$(697,683)	$	– 0	–	$(697,683)
CHF	26,080	11/03/27	0.263%	6 Month LIBOR	Annual/Semi-Annual	455,326		– 0	–	455,326
NOK	322,930	12/06/27	6 Month NIBOR	1.795%	Semi-Annual/Annual	(1,328,145)		– 0	–	(1,328,145)
SEK	231,860	12/06/27	3 Month STIBOR	1.083%	Quarterly/Annual	(720,600)		(94)		(720,506)
NZD	11,300	12/06/27	3.130%	3 Month BKBM	Semi-Annual/Quarterly	72,882		– 0	–	72,882
CHF	16,550	1/11/28	0.270%	6 Month LIBOR	Annual/Semi-Annual	334,641		36		334,605

						$(1,883,579)		$(58)		$(1,883,521)

TOTAL RETURN SWAPS
Counterparty &Referenced Obligation	# of Shares or Units		Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date		Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Commodity Hedging Insights 2		54,695	0.02%	Quarterly	USD	10,806	10/15/18		$ 145,776
Barclays Commodity Hedging Insights 2		61,596	0.02%	Maturity	USD	12,200	2/15/19		133,583
Barclays Commodity Strategy 1673 Index		8,599	0.30%	Quarterly	USD	5,055	10/15/18		(124,654)
Barclays Commodity Strategy 1673 Index		7,505	0.30%	Maturity	USD	4,400	2/15/19		(96,482)
Credit Suisse International
Credit Suisse Custom 139 Excess Return Index		32,516	0.41%	Quarterly	USD	8,529	10/15/18		(38,547)
Credit Suisse Custom 139 Excess Return Index		37,050	0.41%	Maturity	USD	9,700	2/15/19		(23,871)
Goldman Sachs International
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy		30,935	0.00%	Quarterly	USD	3,253	10/15/18		(61,251)
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy		29,645	0.00%	Maturity	USD	3,100	2/15/19		(40,952)
JPMorgan Chase Bank, NA
JPMorgan Cross Sectional Momentum R		22,592	0.48%	Quarterly	USD	5,036	10/15/18		(38,069)
JPMorgan Cross Sectional Momentum R		22,984	0.48%	Maturity	USD	5,100	2/15/19		(14,059)
JPMorgan JMABRF34 Index		6,445	0.60%	Quarterly	USD	11,051	10/15/18		(42,693)
JPMorgan JMABRF34 Index		6,912	0.60%	Maturity	USD	11,800	2/15/19		8,702
JPMorgan RCI - 24 Alpha		15,775	0.50%	Quarterly	USD	4,546	10/15/18		(59,542)
JPMorgan RCI - 24 Alpha		14,624	0.50%	Maturity	USD	4,200	2/15/19		(39,541)
Morgan Stanley Capital Services LLC
MS Bespoke Equity Factors Gross Index		245,794	0.30%	Annual	USD	42,250	7/16/18		(858,926)
MS Bespoke Equity Factors Gross Index		242,985	0.30%	Annual	USD	42,200	8/15/18		(1,274,295)

									$ (2,424,821)

VARIANCE SWAPS
Swap Counterparty &Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value		Upfront Premiums (Paid) Received		Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
FTSE 100 Index 4/20/18*	12.85%	Maturity	GBP	2	$ 103,908		$ –0	–	$ 103,908
S&P/ASX 200 Index 2/15/18*	14.10	Maturity	AUD	1	(127,778)		– 0	–	(127,778)
S&P/ASX 200 Index 2/15/18*	13.90	Maturity		1	(145,993)		– 0	–	(145,993)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
HSBC Bank USA
Nikkei 225 Index 4/13/18*	18.40%	Maturity	JPY	84		$(2,586)	$	– 0	–	$(2,586)
JPMorgan Chase Bank, NA
S&P/ASX 200 Index 4/19/18*	14.15	Maturity	AUD	5		(101,691)		– 0	–	(101,691)
UBS AG
S&P 500 Index 4/20/18*	13.35	Maturity		$2		96,644		– 0	–	96,644
Sale Contracts
Bank of America, NA
Nasdaq 100 Stock Index 2/16/18*	16.40	Maturity		$2		(90,117)		– 0	–	(90,117)
BNP Paribas SA
Euro STOXX 50 Index 2/16/18*	13.10	Maturity	EUR	– 0	–**	14,096		– 0	–	14,096
Russell 2000 Index 2/16/18*	14.60	Maturity	$	– 0	–**	11,826		– 0	–	11,826
Citibank, NA
Nasdaq 100 Stock Index 2/16/18*	17.75	Maturity		1		(47,864)		– 0	–	(47,864)
HSBC Bank USA
Nikkei 225 Index 2/9/18*	15.25	Maturity	JPY	75		21,285		– 0	–	21,285
JPMorgan Chase Bank, NA
S&P/ASX 200 Index 2/15/18*	12.80	Maturity	AUD	3		207,555		– 0	–	207,555
UBS AG
Nasdaq 100 Stock Index 2/16/18*	18.50	Maturity	$	– 0	–**	(21,984)		– 0	–	(21,984)
Nasdaq 100 Stock Index 2/16/18*	15.80	Maturity		1		(53,182)		– 0	–	(53,182)
Nikkei 225 Index 3/9/18*	16.90	Maturity	JPY	41		(6,886)		– 0	–	(6,886)
Russell 2000 Index 2/16/18*	17.60	Maturity		$1		29,831		– 0	–	29,831
Russell 2000 Index 2/16/18*	14.90	Maturity		1		6,909		– 0	–	6,909
Russell 2000 Index 2/16/18*	14.00	Maturity		– 0	–**	(4,462)		– 0	–	(4,462)
S&P/ASX 200 Index 2/15/18*	11.60	Maturity	AUD	1		50,813		– 0	–	50,813

						$(59,676)	$	– 0	–	$(59,676)

*	Termination date
**	Notional amount less than $500.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $1,020,523 or 0.5% of net assets.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(g)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,731,906 and gross unrealized depreciation of investments was $(33,743,449), resulting in net unrealized appreciation of $(7,011,553).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand
Glossary:
ASX	-	Australian Stock Exchange
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
EAFE	-	Europe, Australia, and Far East
ETS	-	Emission Trading Scheme
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
OMXS	-	Stockholm Stock Exchange
OSE	-	Osaka Securities Exchange
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

The following table represents the 50 largest equity basket holdings underlying the total return swap with MS (Morgan Stanley) Bespoke Equity Factors Gross as of January 31, 2018.

Security Description	Shares	Market Value as of 1/31/18	Percent of Basket’s Net Assets
MS Bespoke Equity Factors Gross
Anadarko Petroleum Corp.	15,673	$941,180	0.4%
Allergan PLC	5,075	914,795	0.4%
RioCan Real Estate Investment Trust	45,122	885,993	0.4%
Canadian Tire Corp., Ltd.	6,243	873,322	0.4%
Sirius XM Holdings, Inc.	142,773	872,344	0.4%
Arthur J. Gallagher & Co.	12,713	868,534	0.4%
AltaGas Ltd.	37,914	852,014	0.4%
AGNC Investment Corp.	44,931	844,244	0.3%
Mattel Inc.	53,047	840,270	0.3%
CI Financial Corp.	32,036	773,198	0.3%
Macquarie Infrastructure Corp.	11,652	773,106	0.3%
Liberty Global PLC	20,461	764,843	0.3%
Tesla, Inc.	2,141	758,505	0.3%
Comcast Corp.	17,737	754,368	0.3%
PulteGroup, Inc.	23,412	745,198	0.3%
Interpublic Group of Companies, Inc. (The)	32,435	710,007	0.3%
Signature Bank/NY	4,593	707,263	0.3%
H&R Real Estate Investment Trust	41,271	707,102	0.3%
Toll Brothers, Inc.	14,413	671,367	0.3%
Tenaris SA	37,698	658,645	0.3%
Sealed Air Corp.	13,888	657,592	0.3%
Alnylam Pharmaceuticals, Inc.	4,933	641,170	0.3%
Gildan Activewear, Inc.	18,030	614,726	0.3%
Netflix, Inc.	2,274	614,577	0.3%
Charles Schwab Corp. (The)	11,502	613,532	0.3%
AO Smith Corp.	9,151	611,111	0.3%
Ingredion, Inc.	4,237	608,544	0.2%
American Tower Corp.	4,110	607,065	0.2%
SEI Investments Co.	8,056	605,443	0.2%
F5 Networks, Inc.	4,181	604,350	0.2%
Owens Corning	6,495	603,819	0.2%
Goodyear Tire & Rubber Co. (The)	17,341	603,797	0.2%
Kinnevik AB	16,459	602,245	0.2%
EOG Resources, Inc.	5,226	600,951	0.2%
Eastman Chemical Co.	6,049	599,956	0.2%
Markel Corp.	522	599,514	0.2%
Gap, Inc. (The)	18,028	599,260	0.2%
British American Tobacco PLC	8,691	595,566	0.2%
AGCO Corp.	8,120	589,710	0.2%
Twenty-First Century Fox, Inc.	16,151	589,339	0.2%
Cboe Global Markets, Inc.	4,361	586,136	0.2%
Liberty Property Trust	14,046	581,625	0.2%
Axalta Coating Systems Ltd.	18,431	580,562	0.2%
Continental Resources Inc./OK	10,435	579,463	0.2%
Vistra Energy Corp.	29,539	576,016	0.2%
Lundin Mining Corp.	79,291	574,561	0.2%
Emera, Inc.	15,479	574,050	0.2%
UniCredit SpA	25,948	573,634	0.2%
TESARO, Inc.	8,459	570,653	0.2%
Deutsche Lufthansa AG	15,795	565,513	0.2%
Other	10,010,502	220,295,334	86.7%

Total		$254,136,112	100.0%

AB Cap Fund, Inc.

AB All Market Alternative Return Portfolio

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$12,578,569		$2,593,485		$	– 0	–	$15,172,054
Financials	8,261,398		6,608,444			– 0	–	14,869,842
Health Care	8,825,847		4,118,654			– 0	–	12,944,501
Consumer Discretionary	5,959,719		6,601,761			– 0	–	12,561,480
Industrials	6,659,035		4,749,807			– 0	–	11,408,842
Energy	5,512,116		2,195,011			– 0	–	7,707,127
Consumer Staples	5,041,671		1,494,031			– 0	–	6,535,702
Materials	3,732,668		1,467,727			– 0	–	5,200,395
Utilities	1,066,523		1,033,649			– 0	–	2,100,172
Real Estate	1,278,964		519,460			– 0	–	1,798,424
Telecommunication Services	272,539		595,246			– 0	–	867,785
Short-Term Investments:
Governments - Treasuries	– 0	–	46,921,810			– 0	–	46,921,810
Investment Companies	28,240,046		– 0	–				28,240,046
U.S. Treasury Bills	– 0	–	15,379,757			– 0	–	15,379,757

Total Investments in Securities	87,429,095		94,278,842			– 0	–	181,707,937
Other Financial Instruments(a):
Assets:
Futures	1,219,075		528,785			– 0	–	1,747,860
Forward Currency Exchange Contracts	– 0	–	11,145,893			– 0	–	11,145,893
Centrally Cleared Interest Rate Swaps	– 0	–	862,849			– 0	–	862,849
Total Return Swaps	– 0	–	288,061			– 0	–	288,061
Variance Swaps	– 0	–	542,867			– 0	–	542,867
Liabilities:
Futures	(8,126,633)		(350,535)			– 0	–	(8,477,168)
Forward Currency Exchange Contracts	– 0	–	(18,256,056)			– 0	–	(18,256,056)
Centrally Cleared Interest Rate Swaps	– 0	–	(2,746,428)			– 0	–	(2,746,428)
Total Return Swaps	– 0	–	(2,712,882)			– 0	–	(2,712,882)
Variance Swaps	– 0	–	(602,543)			– 0	–	(602,543)

Total(b)(c)	$80,521,537		$82,978,853		$	– 0	–	$163,500,390

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers from Level 1 to Level 2 during the reporting period.
(c)	There were deminimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended January 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$39,743	$27,262	$38,765	$28,240	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2018